Document and Entity Information	12 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	BMO FUNDS, INC.
Central Index Key	0000889366
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 14, 2013
Prospectus Date	Dec 28, 2012

BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Large-Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Large-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Large-Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Large-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Mid-Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Mid-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Mid-Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Mid-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Small-Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Small-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Government Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Government Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Short-Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Short-Intermediate Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Short-Intermediate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Intermediate Tax-Free Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Intermediate Tax-Free Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Short-Term Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Short-Term Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Aggregate Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Aggregate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO TCH Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO TCH Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO TCH Core Plus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO TCH Corporate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO TCH Corporate Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO TCH Corporate Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Small-Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Small-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Dividend Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Dividend Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Monegy High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Monegy High Yield Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Monegy High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Low Volatility Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Low Volatility Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Short Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock
BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”

BMO Short Tax-Free Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
BMO Short Tax-Free Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 14, 2013